Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | C000148680
Average Annual Return [Line Items]
Average Annual Return, Percent	3.58%	2.16%	1.68%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.17%	1.16%	2.42%
Bloomberg Municipal Bond: 1 Year (1-2) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.22%	1.65%	1.51%